Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2019
	RMB	RMB	RMB	USD
Current	(1,994,837)	(9,618,606)	(4,644,300)	(665,734)
Deferred	1,466,826	1,543,010	1,515,220	217,198
Provision for income taxes	(528,011)	(8,075,596)	(3,129,080)	(448,536)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2019
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(30.8)%	(21.2)%	(22.5)%
Change in valuation allowance	-	—	0.4%
Permanent difference*	6.5%	4.0%	0.1%
Effective tax rate	0.7%	7.8%	3.0%
*	Permanent difference is mainly related to the tax losses carried forward due to the uncertainty surrounding their realization.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	—	130,321	18,681
Net operating loss carryforwards	2,379,050	2,762,833	396,037
Less :valuation allowance	(2,379,050)	(2,762,833)	(396,037)
Deferred tax assets, net	—	130,321	18,681
Deferred tax liabilities:
Recognition of intangible assets arising from business combination	4,132,398	2,747,500	393,839
Total deferred tax liabilities, net	4,132,398	2,617,179	375,158

Schedule of value added tax payables [Table Text Block]
	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
VAT taxes payable	1,692,874	494,964	70,950
Income taxes payable	8,912,365	9,093,481	1,303,501
Other taxes payable	128,300	72,437	10,383
Totals	10,733,539	9,660,882	1,384,834